Unissued Capital - Schedule of Capital Contribution (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unissued Capital [Abstract]
Balance at beginning of year	$ 45,734,183	$ 44,470,123
Capital contribution funding received		1,127,417
Foreign exchange movement		136,643
Balance at end of year	$ 45,734,183	$ 45,734,183